Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Total		Voting Common Stock Outstanding [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 28, 2015		$ 2,823			$ 69,601	$ 16,107	$ (84,287)	$ 1,402
Beginning Balance, Shares at Mar. 28, 2015				17,960,881
Net (loss) income		5,438	[1]				5,438
Cumulative translation adjustment	[3]	(666)	[2]					(666)
Total comprehensive income (loss)		4,772
Compensation expense resulting from stock options and stock appreciation rights granted to Management		109				109
Ending Balance at Mar. 26, 2016		$ 7,704			69,601	16,216	(78,849)	736
Ending Balance, Shares at Mar. 26, 2016		17,960,881		17,960,881
Net (loss) income		$ 4,928	[1]				4,928
Cumulative translation adjustment	[3]	8	[2]					8
Total comprehensive income (loss)		4,936
Compensation expense resulting from stock options and stock appreciation rights granted to Management		156				156
Ending Balance at Mar. 25, 2017		$ 12,796	[1]		69,601	16,372	(73,921)	744
Ending Balance, Shares at Mar. 25, 2017		17,960,881		17,960,881
Net (loss) income		$ 11,699					11,699
Cumulative translation adjustment	[3]	706	[2]					706
Total comprehensive income (loss)		12,405
Re-classification to Net income from discontinued operations		(150)				(150)
Compensation expense resulting from stock options and stock appreciation rights granted to Management		136				136
Ending Balance at Mar. 31, 2018		$ 25,187			$ 69,601	$ 16,358	$ (62,222)	$ 1,450
Ending Balance, Shares at Mar. 31, 2018		17,960,881		17,960,881

[1]	Retrospectively revised (see note 18)
[2]	Item that may be reclassified to the Statement of Operations in future periods
[3]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income.